--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================







Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 2000.

The Fund had net assets of $610,854,452 and 3,632 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff




Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                              Value                 Standard
   Amount                                                                            Yield           (Note 1)      Moody's  & Poor's
   ------                                                                            -----            ------       -------   -------
Variable Rate Demand Instruments - Participations (c) (1.58%)
------------------------------------------------------------------------------------------------------------------------------------
$    48,332   The Bank of New York LOC covering two issues due 05-01-01              5.70%         $      48,332     P1        A1+
  8,850,508   Chase Manhattan Bank LOC covering four issues
              due 01-01-02 through 05-01-13                                     5.14% to 6.17%         8,850,508     P1        A1+
      4,971   The First National Bank of Maryland LOC covering one issue
              due 12-15-00                                                           5.58%                 4,971     P1        A1
    715,000   PNC Bank, N.A. LOC covering one issue due 07-01-03                     7.12%               715,000     P1        A1
-----------                                                                                        -------------
  9,618,811   Total Variable Rate Demand Instruments - Participations                                  9,618,811
-----------                                                                                        -------------
Variable Rate Demand Instruments - Private Placements (c) (7.02%)
------------------------------------------------------------------------------------------------------------------------------------
 $  330,000   Banc One Arizona LOC covering one issue due 04-01-05                   6.17%         $     330,000     P1        A1
  1,500,000   Banque Nationale de Paris LOC covering one issue due 12-01-00          5.70%             1,500,000     P1        A1+
  2,000,000   Creditanstalt-Bankverein LOC covering one issue due 06-01-10           5.70%             2,000,000     P1        A1+
  1,500,000   Dresdner Bank AG LOC covering one issue due 12-28-14                   5.70%             1,500,000     P1        A1+
  4,645,000   The First National Bank of Maryland LOC covering one issue
              due 12-01-20                                                           4.55%             4,645,000     P1        A1
  2,276,365   The Huntington National Bank LOC covering one issue due 10-01-05       6.46%             2,276,365     P1        A1
    948,333   Key Bank, N.A. LOC covering one issue due 07-01-15                     5.70%               948,333     P1        A1
    875,000   PNC Bank, N.A. LOC covering one issue due 06-30-02                     6.17%               875,000     P1        A1+
  7,803,300   Seattle-First National Bank LOC Backed by Bank of America NT & SA
              LOC covering four issues due 01-01-05 through 7-01-15                  6.17%             7,803,300     P1        A1
  4,000,000   Societe Generale LOC covering one issue due 11-01-05                   5.70%             4,000,000     P1        A1+
 10,866,000   Union Bank of California LOC covering three issues due 12-01-15        5.70%            10,866,000     P1        A1+
  1,000,000   Wells Fargo Bank, N.A. LOC covering two issues
              due 12-15-04 through 08-01-05                                          5.79%             1,000,000     P1        A1+
  3,625,000   York Bank and Trust LOC covering one issue due 12-01-14                4.35%             3,625,000     P1        A1
  1,524,784   Zion's National Bank Liquidity Facility covering
              one issue due 12-10-15                                                 5.98%             1,524,784     P1        A2
-----------                                                                                        -------------
 42,893,782   Total Variable Rate Demand Instruments - Private Placements                             42,893,782
-----------                                                                                        -------------

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Tax Exempt Investments (18.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   Antigo, WI Unified School District TRAN (b)                       10/30/01    4.54%   $  2,102,984
  2,140,000   Bonduel, WI School District TRAN (b)                              08/22/01    4.65       2,141,642
  1,610,000   Campbell County, WY School District # 1
              Capital Maintenance Fund - Series A (b)                           06/28/01    4.68       1,612,511

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,745,000   Campbell County, WY School District # 1 TAW - Series 1997 (b)     06/28/01    4.68%   $ 8,758,641
  1,000,000   Candott, WI School District TRAN (b)                              09/28/01    4.53      1,001,902
  3,800,000   Delavan Darlen, WI School District TRAN (b)                       08/24/01    4.49      3,805,856
  4,500,000   Duneland, IN Independent School District (b)                      12/29/00    4.24      4,500,685
  2,500,000   Elkhorn, WI School District TRAN (b)                              08/24/01    4.49      2,504,825
  4,000,000   Erie County, PA TRAN                                              12/15/00    3.99      4,002,085     MIG-1
  5,565,000   Freetown, MA BAN (b)                                              07/16/01    4.34      5,583,742
  2,200,000   Hartland/Lakeside, WI Joint School District #3 TRAN (b)           09/20/01    4.53      2,205,006
  1,200,000   Iowa Higher Education Loan Authority RAN
              (William Penn University) - Series I
              LOC Firstar Bank                                                  05/24/01    4.93      1,203,193               SP-1
  2,500,000   Iowa Higher Education Loan Authority RAN
              (William Penn University) - Series I
              LOC Northern Trust                                                05/24/01    4.54      2,509,663               SP1+
  5,000,000   Kelso, WA GAN (b)                                                 02/25/01    4.50      5,000,000
  2,500,000   Kentucky Interlocal School TRAN                                   06/29/01    4.34      2,509,440               SP-1+
  5,000,000   Linn County, IA
              Cedar Rapids Community School District - Series 1999 (b)          07/06/01    4.44      5,016,173
  7,000,000   Merrimack County, NH TAN (b)                                      12/29/00    4.20      7,000,424
  1,100,000   Monona Grove, WI School District TRAN (b)                         10/30/01    4.53      1,101,766
  1,700,000   Mount Horeb, WI Area School District TRAN (b)                     11/01/01    4.70      1,701,775
  3,000,000   Multinomah County, OR School District #1                          06/29/01    4.34      3,011,323     MIG-1     SP1+
  1,000,000   New Hampshire HEFA RAN (New England College)
              LOC Allied Irish Bank                                             05/17/01    4.83      1,003,082               SP-1
  5,500,000   Ohio School District TAN                                          06/29/01    4.39      5,523,532     MIG-1
  3,400,000   Plymouth, WI Joint School District TRAN (b)                       10/30/01    4.60      3,404,835
  5,000,000   Racine Unified School District TRAN                               07/06/01    4.34      5,008,079     MIG-1
  3,775,000   Spartanburg, SC
              School District Clover GO BAN - Series 2000 (b)                   05/31/01    4.95      3,780,194
  2,700,000   Tomahawk, WI School District TRAN (b)                             10/19/01    4.70      2,702,485
  7,000,000   Wachusetts, MA Regional School RAN (b)                            07/29/01    4.39      7,002,472
  2,500,000   Watertown, WI Unified School District (b)                         11/01/00    3.84      2,500,000
  3,000,000   Weber County, UT TRAN (b)                                         12/29/00    4.35      3,001,835
  2,570,000   Wisconsin School District (b)                                     11/01/00    4.22      2,570,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,175,000  Wisconsin School District                                         09/26/01    4.55%   $  3,175,000     MIG-I
   5,625,000  Wyandott, KS Unified Government- Series 23 (b)                    08/01/01    4.48       5,630,368
------------                                                                                        ------------
 112,405,000  Total Tax Exempt Investments                                                           112,575,518
------------                                                                                        ------------
Variable Rate Demand Instruments (c) (54.17%)
------------------------------------------------------------------------------------------------------------------------------------
$    700,000  Allegheny County, PA Hospital Development Authority
              (St. Francis System Health Center)
              LOC Bank One                                                      11/01/27    4.45%   $    700,000    VMIG-1    A1+
   5,000,000  Apache County, AZ IDA (Tucson Electric) - Series 1983
              LOC Societe Generale                                              12/15/18    4.40       5,000,000    VMIG-1    A1+
   1,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                 04/01/09    4.35       1,000,000    VMIG-1
   4,700,000  Brazos River, TX Harbor Naval District
              (Badishce Corporation Facility)
              LOC Credit Suisse First Boston                                    12/01/19    4.40       4,700,000              A1+
   1,000,000  Burke County, GA PCRB (Georgia Power Company Vogtle Project)      04/01/25    4.60       1,000,000    VMIG-1    A1
   3,400,000  Chelan County, WA Public Utilities District #001
              (Chelan Hydro Project) - Series A
              Insured by MBIA Insurance Corp.                                   06/01/15    4.40       3,400,000    VMIG-1    A1+
   3,000,000  City of Jacksonville, FL (Florida University)
              LOC Bank of America                                               07/01/19    4.60       3,000,000    VMIG-1
  16,700,000  Colony Town, FL HFA
              LOC Credit Suisse First Boston                                    09/01/08    4.35      16,700,000              A1+
   9,200,000  Dade County, FL IDA Facilities (Florida Power and Light) - 1999   06/01/21    4.65       9,200,000    VMIG-1    A1+
  10,000,000  Dallas Area Rapid Transit
              LOC Dexia Credit Locale de France                                 01/05/05    4.30      10,000,000    VMIG-1    A1+
     800,000  Dearfield, WI IDA (Interpane Coatings Project) (b)
              LOC Commerzbank A.G.                                              05/01/03    4.40         800,000
   4,000,000  DeKalb County, GA Housing Authority
              LOC Bank of Montreal                                              12/01/07    4.35       4,000,000              A1+
     600,000  Delta County, MI EDC
              (Mead Escanaba Environmental Improvement) - Series D
              LOC Credit Suisse First Boston                                    12/01/23    4.60         600,000      P1
     900,000  Detroit, MI Water Supply System
              Insured by FGIC                                                   07/01/13    4.30         900,000    VMIG-1    A1+
   3,300,000  Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G-2
              LOC Bayerische HypoVereinsbank, A.G.                              03/01/34    4.35       3,300,000              A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,800,000   Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G-14
              LOC Bayerische Landesbank, A.G.                                   03/01/24    4.35%   $  9,800,000              A1+
    150,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                   10/01/25    4.35         150,000    VMIG-1    A1+
  6,350,000   Florida HFA (Springs Colony)
              Guaranteed by Federal National Mortgage Association               09/15/26    4.35       6,350,000              A1+
  3,300,000   Florida HFA - Series TT
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/29    4.30       3,300,000              A1+
  5,000,000   Florida State Municipal Power Agency (Stanton Project)
              Insured by MBIA Insurance Corp.                                   10/01/19    4.25       5,000,000              A1
  2,205,000   Franklin County, OH RB
              (The Villas at Saint Therse Project) - Series 1997F (b)
              LOC Fifth Third Bank                                              10/01/22    4.40       2,205,000
  1,000,000   Greensboro, NC Variable Public Improvement                        04/01/14    4.30       1,000,000    VMIG-1    A1+
  6,000,000   Hayward, CA MHRB Authority (Barrington Hills) - Series A
              Guaranteed by Federal National Mortgage Association               06/15/25    3.85       6,000,000              A1+
    360,000   Hillsborough County, FL IDA RB (ADP Inc. Project) (b)             02/01/01    4.85         360,000
  2,500,000   Hillsborough County, FL IDA (Tampa Electric Company Gannon)       05/15/18    4.55       2,500,000    VMIG-1    A1+
  4,700,000   Illinois Development Finance Authority (James Jordan Boys
              & Girls Club & Family Life Center Project) - Series 1995
              LOC American National Bank & Trust Company of Chicago/
              LaSalle National Bank                                             08/01/30    4.40       4,700,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glennwood School for Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33    4.35       3,400,000              A1+
  2,200,000   Illinois Development Finance Authority
              (Trinity International University)
              LOC Firstar Bank                                                  10/01/30    4.40       2,200,000              A1
  2,000,000   Illinois Education Loan Facility RB (Lake County Family YMCA)
              LOC Harris Trust & Savings Bank                                   11/01/30    4.35       2,000,000              A1+
  4,300,000   Illinois HFFA RB (Northwestern Hospital)                          08/15/25    4.65       4,300,000    VMIG-1    A1+
  4,900,000   Illinois HFFA RB (St. Lukes Medical Center)
              Insured by MBIA Insurance Corp.                                   11/15/23    4.40       4,900,000    VMIG-1    A1+
  6,000,000   Illinois IDFA Chicago Educational Television - Series 1994A
              LOC LaSalle National Bank                                         11/01/14    4.35       6,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 19,400,000  Illinois Development Finance Authority
              Museum of Contemporary Art 1994
              LOC Northern Trust\Harris Trust\LaSalle National\
              National Bank of Detroit                                          02/01/29    4.40%   $ 19,400,000    VMIG-1    A1+
   5,720,000  Iowa Higher Education Loan Authority
              (Private College Facilities- Wartburg Project)
              LOC Allied Irish Bank                                             03/01/30    4.65       5,720,000    VMIG-1
   3,000,000  Jackson County, MI EDC (Thrifty Leoni) (b)
              LOC Bank One                                                      12/01/14    4.65       3,000,000
   4,930,000  Kentucky EDFA (Pooled Hospital Loan Program)                      08/01/18    4.55       4,930,000              A1+
   5,000,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)                                    05/01/29    4.40       5,000,000    VMIG-1
  10,000,000  Massachusetts State HEFA RB (Harvard University)                  11/01/49    4.13      10,000,000    VMIG-1    A1+
   5,000,000  Mecklenburg County, NC Variable RB - Series C                     02/01/17    4.35       5,000,000    VMIG-1    A1
   1,000,000  Michigan Strategic Fund Limited Obligation RB
              (Detroit Edison Company) - Series CC
              LOC Barclays Bank PLC                                             09/01/30    4.65       1,000,000      P1      A1+
   5,210,000  Missouri State HEFA (Barnes Hospital)
              LOC Morgan Guaranty Trust Company                                 12/01/15    4.30       5,210,000    VMIG-1    A1+
   2,000,000  Missouri State HEFA (The Washington University) - Series B        09/01/30    4.65       2,000,000    VMIG-1    A1+
   4,290,000  Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16    4.38       4,290,000              A1
   1,400,000  Montgomery County, OH (Miami Valley Hospital) - Series A          11/15/22    4.60       1,400,000    VMIG-1
   1,900,000  Montgomery County, TX IDRB
              (Houston Area Residential Center Project) - Series 1985
              LOC Banque Nationale de Paris                                     12/01/15    4.45       1,900,000              A1
   1,400,000  New Jersey EDA Dock Facility RB
              (Bayonne/INTT Project) - Series B
              LOC Bank One Capital Market                                       12/01/27    4.50       1,400,000    VMIG-1
   1,500,000  New Jersey State Floating Rate Trust Receipts                     05/01/03    4.35       1,500,000    VMIG-1
     800,000  New Mexico State Highway Commission Adjustable Tender
              Subordinate Lien Tax Revenue Highway Bonds - Series 1996
              Insured by FSA                                                    06/15/11    4.35         800,000    VMIG-1    A1+
   7,800,000  North Carolina Medical Care Commission HRB
              (Duke University) - Series A                                      06/01/23    4.35       7,800,000    VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,300,000   Orange County, FL Health Facilities (Adventist)
              LOC Suntrust Bank                                                 11/15/14    4.35%   $ 4,300,000     VMIG-1    A1+
  5,115,000   Orange County, FL HFA MHRB (Post Fountains Project)
              Guaranteed by Federal National Mortgage Association               06/01/25    4.35      5,115,000               A1+
  5,800,000   Oregon State GO - Series 73F
              LOC Bayerische Landesbank, A.G.                                   12/01/17    4.40      5,800,000     VMIG-1    A1+
  4,000,000   Palm Beach County, FL IDRB (Northern Gallery of Art Project)
              LOC Northern Trust                                                05/01/25    4.30      4,000,000               A1+
  1,700,000   Palm Beach County, FL RB (Henry Morrison Flagler Project)
              LOC Northern Trust                                                11/01/34    4.35      1,700,000               A1+
  2,000,000   Palm Beach County, FL RB
              (Jewish Community Campus Corporation)
              Insured by AMBAC Indemnity Corp.                                  03/01/27    4.35      2,000,000               A1+
  8,000,000   Pasco County, FL School Board COPS
              Insured by AMBAC Indemnity Corp.                                  08/01/26    4.35      8,000,000     VMIG-1    A1+
  1,100,000   Pennsylvania HEFA (Carnegie Melon University)                     11/01/27    4.60      1,100,000               A1+
  1,000,000   Pennsylvania State (Geisinger Health System) - Series B           08/15/28    4.60      1,000,000     VMIG-1    A1+
  3,600,000   Philadelphia, PA Authority for IDRB
              (Institutional Cancer Research) - Series A
              LOC Morgan Guaranty Trust Company                                 07/01/13    4.60      3,600,000               A1+
  1,000,000   Philadelphia, PA HEFA (Childrens'  Hospital of Philadelphia)      03/01/27    4.60      1,000,000     VMIG-1    A1+
    800,000   Philadelphia, PA Hospital & Higher Educational Facility HRB
              (Friends Hospital) - Series A (b)
              LOC PNC Bank, N.A.                                                03/01/06    4.40        800,000
  7,350,000   Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25    4.40      7,350,000                A1+
  3,500,000   Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25    4.40      3,500,000                A1+
  4,670,000   Pinellas County, FL Health Facilities (St. Mark's Village Project)
              LOC Bank of America                                               03/01/17    4.35      4,670,000                A1+
  3,500,000   Pinellas County, FL HFA MHRB (Fixbridge Apartments) - Series A
              Collateralized by Federal National Mortgage Association           06/15/25    4.35      3,500,000                A1+
  1,100,000   Pitkin County IDRB (Aspen Skiing Co. Project)
              LOC Bank One                                                      04/01/16    4.65      1,100,000                A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000   Port of Corpus Christi, TX (Reynolds Metals Co. Project)
              LOC Westdeutche Landesbank                                        09/01/14    4.35%   $ 1,300,000       P1      A1+
     50,000   Portsmouth, VA IDA (Fairwood Homes Project)
              LOC Bank of America                                               11/01/27    4.35         50,000               A1+
  2,500,000   Prince George County, MD EDC RB (b)
              LOC Fleet National Bank & Trust                                   09/30/15    6.17      2,500,000
  2,100,000   Raleigh Durham, NC Airport Authority
              (American Airlines) - Series 1995B
              LOC Bank of America                                               11/01/15    4.65      2,100,000               A1+
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25    4.40        950,000     VMIG-1    A1+
    145,000   Richmond, VA IDA RB (Union University)
              LOC Bank of America                                               12/01/07    4.35        145,000               A1+
  3,000,000   Roanoke, VA IDA Hospital (Carilion Health System)                 07/01/27    4.60      3,000,000     VMIG-1    A1+
  2,900,000   Salina, KS (Dillards Project) (b)
              LOC Bank of America                                               12/01/14    4.55      2,900,000
  4,300,000   San Antonio, TX IDA (Rivercenter Project) (b)
              LOC PNC Bank, N.A.                                                12/01/12    4.40      4,300,000
  2,130,000   Sarpy County, NE PCRB (Allied Signal, Inc. Project) - Series 1995 07/01/13    4.50      2,130,000               A1
  1,200,000   Southgate, MI EDC EDRB (Trust Realty Corporation Project)
              LOC Bankers Trust Company                                         10/01/18    4.65      1,200,000               A1
  5,100,000   State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
              LOC PNC Bank, N.A.                                                12/01/01    4.55      5,100,000       P1
  2,800,000   State of Oregon (Eagle Picher Industries)
              LOC ABN AMRO Bank                                                 12/01/04    4.35      2,800,000       P1      A1+
  2,475,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
              LOC First Bank of South Dakota                                    04/01/13    4.35      2,475,000
    570,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments. L.L.C.)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19    4.30        570,000     VMIG-1
  5,000,000   Sunshine State Government Financing Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16    4.25      5,000,000     VMIG-1
  2,900,000   Tampa, FL Health Care Facilities
              (Lifelink Foundation Inc. Project) (b)
              LOC Suntrust Bank                                                 08/01/22    4.40      2,900,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity             Value               Standard
   Amount                                                                            Date      Yield   (Note 1)    Moody's  & Poor's
   ------                                                                            ----      -----    ------     -------  -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,540,000  Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.) (b)
              LOC Huntington National Bank                                         07/01/01    4.83% $  1,540,000
   1,500,000  University Athletic Association (University Florida Stadium)
              LOC Suntrust Bank                                                    02/01/20    4.85     1,500,000    VMIG-1
   1,900,000  University of North Florida Capital Improvement
              LOC First Union National Bank                                        11/01/24    4.45     1,900,000    VMIG-1
   4,700,000  University of Southern Indiana
              LOC Bank One                                                         10/01/19    4.40     4,700,000    VMIG-1    A1
   1,500,000  Valdez City, AK Marine Terminal
              (Exxon Pipeline Company Project) - Series 1985                       10/01/25    4.60     1,500,000      P1      A1+
   7,000,000  Valdez City, AK Marine Terminal TRAN - Series 1994B                  05/01/31    4.40     7,000,000    VMIG-1    A1
     925,000  Virginia College Building Authority (University of Richmond Project) 11/01/26    4.35       925,000    VMIG-1
   1,900,000  Volusia County, FL HFA  S.W. (Volusia Hospital)
              LOC First Union National Bank                                        11/15/23    4.35     1,900,000              A1
   2,200,000  Utah Pollution Control (Pacificorp Project) - Series 1991
              LOC Credit Suisse First Boston                                       07/01/15    4.30     2,200,000      P1      A1+
   1,000,000  Washington State Housing Finance
              (YMCA Snohomish County Project)
              LOC US Bank, N.A.                                                    06/01/27    4.75     1,000,000              A1
------------                                                                                         ------------
 330,935,000  Total Variable Rate Demand Instruments                                                  330,935,000
------------                                                                                         ------------
Put Bonds (d) (5.16%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Chicago, IL GO
              LOC Landesbank Hessen                                                12/07/00    3.90% $  5,000,000    VMIG-1    SP-1+
   1,000,000  Clark County, KY PCRB
              (Kentucky Power National Rural) - Series J2
              LOC Cooperative Finance Corporation                                  04/15/01    4.30     1,000,000    VMIG-1    A1+
   9,995,000  DeKalb County, GA MHRB - Series 1985L
              LOC Amsouth Bank N.A.                                                12/01/00    3.85     9,995,000              A1+
   2,500,000  Marietta, GA Housing Authority (Falls at Bells Ferry)                01/15/01    4.35     2,500,000    VMIG-1
   3,000,000  Nashville & Davidson County, TN
              (Vanderbuilt University) - Series 1985A                              01/15/01    4.15     3,000,000     MIG-1    A1+
   5,000,000  Regents of the University of Colorado
              (Master Lean Purchase Agreement)
              LOC Bayerische Landesbank, A.G.                                      07/01/01    4.45     5,000,000    VMIG-1    A1+
   5,000,000  Virginia State HDA - Series B - Subseries B-1                        12/07/00    4.20     5,000,000    VMIG-1
------------                                                                                         ------------
  31,495,000  Total Put Bonds                                                                          31,495,000
------------                                                                                         ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Revenue Bond (0.33%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  State of Oregon Housing and Community Services
              (Single Family Mortgage Program)
              Collateralized by U.S. Government Securities                      11/02/00    3.85%    $  2,000,000    MIG-1
------------                                                                                         ------------
   2,000,000  Total Revenue Bond                                                                        2,000,000
------------                                                                                         ------------
Tax Exempt Commercial Paper (12.85%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000  Beaver County, PA IDA (Duquesne Light Company)
              Insured by AMBAC Indemnity Corp.                                  12/15/00    4.15%    $ 10,000,000   VMIG-1    A1+
   3,000,000  Broward County, FL Sales Tax Revenue CP - Series A                11/09/00    4.40        3,000,000   VMIG-1    A1+
   7,800,000  Brownsville City, TX Utility System
              LOC Toronto Dominion Bank                                         11/09/00    4.10        7,800,000     P1      A1+
   5,000,000  Burke County, GA Development Authority
              (Ogelthorpe Power) - Series 1998A
              Insured by AMBAC Indemnity Corp.                                  11/13/00    4.10        5,000,000    MIG-1    A1+
   2,800,000  Hampton, VA IDA (Sentara Health System)                           11/13/00    4.10        2,800,000   VMIG-1    A1+
     200,000  Hampton, VA IDA (Sentara Health System)                           11/16/00    4.20          199,998   VMIG-1    A1+
   5,900,000  Intermountain Power Agency - Series 1997                          02/20/01    4.30        5,900,000             A1
  11,000,000  Lee County, FL Hospital Board (Lee Memorial Hospital Project)     12/05/00    4.35       11,000,000   VMIG-1    A1+
   2,000,000  Long Island Power Authority
              (Electric System Subordinated) - Series 3
              LOC Bayerische Landesbank, A.G./Westdeutche Landesbank            11/07/00    4.10        2,000,000   VMIG-1    A1+
   1,800,000  Maryland HEFA (John Hopkins Hospital) - Series A                  02/22/01    4.25        1,800,000     P1      A1+
   8,500,000  Mt Vernon, IN Pollution Control & Solid Waste Disposal RB
              (General Electric)                                                11/06/00    4.25        8,500,000     P1      A1+
  10,000,000  Rochester City, MN (Mayo Foundation)                              12/13/00    4.00       10,000,000             A1+
   8,000,000  State of Wisconsin GO - Series B                                  11/06/00    4.25        8,000,000     P1      A1+
   2,500,000  State of Wisconsin GO - Series B                                  12/06/00    4.25        2,500,000     P1      A1+
------------                                                                                         ------------
  78,500,000  Total Tax Exempt Commercial Paper                                                        78,499,998
------------                                                                                         ------------
              Total Investments (99.54%) (Cost $608,018,109+)                                        $608,018,109
              Cash and Other Assets, Net of Liabilities (0.46%)                                         2,836,343
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $610,854,452
                                                                                                     ============
              Net asset value, offering and redemption price per share:
              Class A shares, 177,265,139 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              Class B shares, 431,840,421 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              Thornburg shares, 1,941,948 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============

              +            Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.

KEY:
    BAN      =   Bond Anticipation Note                         HFFA     =   Health Facility Finance Authority
    COPS     =   Certificate of Participations                  HRB      =   Hospital Revenue Bond
    CP       =   Commercial Paper                               IDA      =   Industrial Development Authority
    EDA      =   Economic Development Authority                 IDFA     =   Industrial Development Finance Authority
    EDC      =   Economic Development Corporation               IDRB     =   Industrial Development Revenue Bond
    EDFA     =   Economic Development Finance Authority         LOC      =   Letter of Credit
    EDRB     =   Economic Development Revenue Bond              MHRB     =   Multifamily Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCRB     =   Pollution Control Revenue Bond
    FSA      =   Financial Security Assurance                   RAN      =   Revenue Anticipation Note
    GAN      =   Grant Anticipation Note                        RB       =   Revenue Bond
    GO       =   General Obligation                             TAN      =   Tax Anticipation Note
    HDA      =   Health Development Authority                   TAW      =   Tax Anticipation Warrant
    HEFA     =   Hospital & Education Finance Authority         TRAN     =   Tax and Revenue Anticipation Note
    HFA      =   Housing Finance Authority






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2000

================================================================================




INVESTMENT INCOME

Income:

    Interest................................................................................  $    28,174,648
                                                                                              ---------------
Expenses: (Note 2)

    Investment management fee...............................................................        2,228,942

    Administration fee......................................................................        1,440,239

    Distribution fee (Class A)..............................................................          690,706

    Distribution fee (Thornburg shares).....................................................            4,501

    Custodian expenses......................................................................          110,647

    Shareholder servicing and related shareholder expenses+.................................          608,242

    Legal, compliance and filing fees.......................................................          134,444

    Audit and accounting....................................................................          138,362

    Directors' fees.........................................................................           27,190

    Other...................................................................................           27,421
                                                                                              ---------------

      Total expenses........................................................................        5,410,694

      Less: Expense paid indirectly (Note 2)................................................  (           388)
                                                                                              ---------------

      Net expenses..........................................................................        5,410,306
                                                                                              ---------------

Net investment income.......................................................................       22,764,342



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................  (        25,160)
                                                                                              ---------------

Increase in net assets from operations......................................................  $    22,739,182
                                                                                              ===============



+ Includes class specific transfer agency expenses of $378,934, $203,871 and $3,393 for Class A, Class B and Thornburg Class, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2000 AND 1999

================================================================================




                                                                          2000                       1999
                                                                     ---------------           ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................  $     22,764,342          $     16,182,556
    Net realized gain (loss) on investments.......................  (         25,160)                 -0-
                                                                     ---------------           ---------------
    Increase in net assets from operations........................        22,739,182                16,182,556
Dividends to shareholders from net investment income
    Class A.......................................................  (      8,434,402)*        (      9,004,964)*
    Class B.......................................................  (     14,270,388)*        (      7,177,592)*
    Thornburg shares..............................................  (         59,552)*                -0-
Capital share transactions (Note 3)
    Class A.......................................................  (    145,922,922)         (     40,209,783)
    Class B.......................................................       140,052,800                61,276,586
    Thornburg shares..............................................         1,941,948                  -0-
                                                                     ---------------           ---------------
        Total increase (decrease).................................  (      3,953,334)               21,066,803
Net assets:
    Beginning of year.............................................       614,807,786               593,740,983
                                                                     ---------------           ---------------
    End of year...................................................  $    610,854,452          $    614,807,786
                                                                     ===============           ===============

*   Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Thornburg shares. The Class A and Thornburg shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A, Class B and Thornburg shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions  are  recorded on the  identified  cost basis.

2.  Investment Management  Fees  and  Other   Transactions  with  Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Thornburg shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to Class A and Thornburg shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $342,954 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $388.

3. Capital Stock.

At October 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $610,880,395. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                  Year
                                                     Ended                                Ended
CLASS A                                        October 31, 2000                      October 31, 1999
-------                                        ----------------                      ----------------
Sold                                              1,018,747,933                         513,422,609
Issued on reinvestment of dividends.......            7,101,471                           7,876,240
Redeemed..................................      ( 1,171,772,326)                    (   561,508,632)
                                                 --------------                      --------------
Net increase (decrease)...................      (   145,922,922)                    (    40,209,783)
                                                 ==============                      ==============
CLASS B
-------
Sold......................................        2,563,170,854                         576,831,470
Issued on reinvestment of dividends.......           13,419,819                           6,991,247
Redeemed..................................      ( 2,436,537,873)                    (   522,546,131)
                                                 --------------                      --------------
Net increase (decrease)...................          140,052,800                          61,276,586
                                                 ==============                      ==============
                                               February 8, 2000
                                         (Commencement of Offering) to
THORNBURG SHARES                               October 31, 2000
----------------                               ----------------
Sold......................................           23,168,273
Issued on reinvestment of dividends.......               56,709
Redeemed..................................      (    21,283,034)
                                                 --------------
Net increase (decrease)...................            1,941,948
                                                 ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 2000 amounted to $25,943. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire through October 31, 2008.

5. Financial Highlights.

                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
CLASS A                                              2000         1999        1998        1997         1996
-------                                            --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............    $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income.......................       0.031        0.024       0.029       0.031        0.031
Less distributions:
   Dividends from net investment income........    (  0.031)    (  0.024)   (  0.029)   (  0.031)    (  0.031)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year...................    $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return...................................       3.17%        2.42%       2.92%       3.08%        3.09%
Ratios/Supplemental Data
Net assets, end of year (000)..................    $ 177,209     $323,100   $ 363,295   $ 389,897    $ 448,647
Ratios to average net assets:
   Expenses+...................................       0.99%        0.98%       0.94%       0.91%        0.90%
   Net investment income.......................       3.05%        2.39%       2.89%       3.03%        3.05%
   Expenses paid indirectly....................       0.00%        0.00%       0.00%       0.00%        0.01%

+   Includes expenses paid indirectly.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                      Year Ended October 31,
                                                   -------------------------------------------------------------
CLASS B                                              2000          1999         1998         1997         1996
-------                                            --------     --------      --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............    $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                   --------     --------      --------     --------     --------
Income from investment operations:
   Net investment income.......................       0.035        0.027         0.032        0.033        0.033
Less distributions:
   Dividends from net investment income........    (  0.035)    (  0.027)     (  0.032)    (  0.033)    (  0.033)
                                                   --------     --------      --------     --------     --------
Net asset value, end of year...................    $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                   ========     ========      ========     ========     ========
Total Return...................................       3.52%        2.74%         3.21%        3.34%        3.35%
Ratios/Supplemental Data
Net assets, end of year (000)..................    $ 431,704    $ 291,708     $ 230,446    $ 173,339    $ 160,986
Ratios to average net assets:
   Expenses+...................................       0.65%        0.67%         0.67%        0.66%        0.66%
   Net investment income.......................       3.50%        2.71%         3.15%        3.29%        3.30%
   Expenses paid indirectly....................       0.00%        0.00%         0.00%        0.00%        0.01%

                                               February 8, 2000
                                         (Commencement of Offering) to
THORNBURG SHARES                               October 31, 2000
----------------                               ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00
                                                  ---------
Income from investment operations:
   Net investment income.......................       0.024
Less distributions:
   Dividends from net investment income........   (   0.024)
                                                  ---------
Net asset value, end of period.................   $   1.00
                                                  =========
Total Return...................................       2.43%*
Ratios/Supplemental Data
Net assets, end of period (000)................   $    1,941
Ratios to average net assets:
   Expenses+...................................       0.99%**
   Net investment income.......................       3.05%**

*   Not Annualized
**  Annualized
+   Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2000, the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended October 31, 1998, were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
December 1, 2000








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This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Funds   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF1000A

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DAILY
TAX FREE
INCOME
FUND, INC.















                                  Annual Report
                                October 31, 2000




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